Related party transactions and key management personnel	12 Months Ended
Dec. 31, 2025
Related party transactions and key management personnel
Related party transactions and key management personnel

Note 27. Related party transactions and key management personnel

Shareholders

During the years ended December 31, 2025, 2024, and 2023, Carsten Koerl, CEO and founder of the Company, held more than 75% voting rights in the Company.

Transactions with key management personnel

Carsten Koerl holds 33% of the shares in UAB TV Zaidimai (“Zaidimai”) situated in Vilnius, Lithuania. During the years ended December 31, 2025, 2024 and 2023, the Company generated revenue of €0.1 million, €0.1 million, and €0.1 million, respectively, with Zaidimai.

Compensation of Board of Directors and key management personnel

During the years ended December 31, 2025, 2024 and 2023, the board of directors’ aggregate emoluments amounted to €0.6 million, €0.6 million and €0.6 million, respectively. Share-based compensation expense amounted to €1.1 million, €1.1 million, and €1.0 million during the years ended December 31, 2025, 2024 and 2023, respectively. Key management personnel comprises members of the executive leadership team.

Compensation expense included in personnel expense in the consolidated statements of profit or loss other comprehensive income related to directors and key management personnel is shown below:

	Years Ended December 31,
in €‘000	2025	2024	2023
Short-term employee benefits	6,807	9,635	5,210
Post-employment pension contributions	237	697	540
Share-based compensation	16,310	6,629	11,377
Termination benefits	—	311	—
Total	23,354	17,272	17,127